Liabilities to credit institutions - Summary of Working Capital Loans (Details) € in Thousands, ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Loans received		$ 1,562,847
12 Month Loan Prime Rate Plus 0.05%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	¥ 716,000	$ 98,626
12 Month Loan Prime Rate Plus 0.05% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.05%	0.05%	0.05%
August 3 Month Loan Prime Rate Plus 2.3%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		$ 147,000
August 3 Month Loan Prime Rate Plus 2.3% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%	2.30%	2.30%
September 3 Month Loan Prime Rate Plus 2.3%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		$ 255,000
September 3 Month Loan Prime Rate Plus 2.3% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%	2.30%	2.30%
Secured 4.48% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		$ 133,000
Borrowings, interest rate	4.48%	4.48%	4.48%
3 Month Secured Overnight Financing Rate Plus 2.4%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		$ 100,000
3 Month Secured Overnight Financing Rate Plus 2.4% | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.40%	2.40%	2.40%
Unsecured 7.5% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		$ 200,000
Borrowings, interest rate	7.50%	7.50%	7.50%
3 Month Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Secured bank loans received		$ 417,312	€ 382,312
Borrowings, arrangement fee, percentage	0.0015	0.0015	0.0015
3 Month Euro Interbank Offered Rate | Euro Interbank Offered Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%	2.30%	2.30%
Unsecured 7.35% Working Capital Loan
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received		$ 100,000
Borrowings, interest rate	7.35%	7.35%	7.35%
March 12 Month Loan Prime Rate Plus 0.05%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	¥ 260,000	$ 35,814
March 12 Month Loan Prime Rate Plus 0.05% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.05%	0.05%	0.05%
April 12 Month Loan Prime Rate Plus 0.05%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	¥ 11,430	$ 1,575
April 12 Month Loan Prime Rate Plus 0.05% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.05%	0.05%	0.05%
May 12 Month Loan Prime Rate Plus 0.45%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	¥ 231,000	$ 31,819
May 12 Month Loan Prime Rate Plus 0.45% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.45%	0.45%	0.45%
June 12 Month Loan Prime Rate Plus 1.3%
Disclosure of detailed information about borrowings [line items]
Unsecured bank loans received	¥ 310,000	$ 42,701
June 12 Month Loan Prime Rate Plus 1.3% | Loan Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.30%	1.30%	1.30%